Functional and presentation currency	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Functional and presentation currency	3. Functional and presentation currency These unaudited interim condensed financial statements are presented in Korean Won, which is the Company’s functional currency.	3. Functional and presentation currency These financial statements are presented in Korean won, which is the Company’s functional currency.